Consolidated Statements of Stockholders' Equity (USD $)	Issued Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unallocated ESOP	Total
Balance at Dec. 31, 2011	$ 19,210	$ 16,066,624	$ 22,767,719	$ 2,672,490	$ (360,620)	$ 41,165,423
Balance (in shares) at Dec. 31, 2011	1,920,955
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			3,567,024			3,567,024
Other comprehensive income (loss)				224,103		224,103
Stock repurchases	(136)	(230,384)				(230,520)
Stock repurchases (in shares)	(13,600)
Exercise of stock options	12	15,487				15,499
Exercise of stock options (in shares)	1,201
Tax benefit of nonqualified options		1,291				1,291
Stock-based compensation expense		67,931				67,931
Common shares held by ESOP, committed to be released		22,324			36,240	58,564
Dividends on common stock, $.31 in 2013 and $.40 in 2012 per share			(748,986)			(748,986)
Balance at Dec. 31, 2012	19,086	15,943,273	25,585,757	2,896,593	(324,380)	44,120,329
Balance (in shares) at Dec. 31, 2012	1,908,556
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			3,213,645			3,213,645
Other comprehensive income (loss)				(4,283,557)		(4,283,557)
Stock repurchases	(817)	(1,596,142)				(1,596,959)
Stock repurchases (in shares)	(81,698)
Exercise of stock options	60	88,398				88,458
Exercise of stock options (in shares)	6,002
Tax benefit of nonqualified options		1,796				1,796
Stock-based compensation expense		90,162				90,162
Common shares held by ESOP, committed to be released		33,598			36,850	70,448
Dividends on common stock, $.31 in 2013 and $.40 in 2012 per share			(565,526)			(565,526)
Balance at Dec. 31, 2013	$ 18,329	$ 14,561,085	$ 28,233,876	$ (1,386,964)	$ (287,530)	$ 41,138,796
Balance (in shares) at Dec. 31, 2013	1,832,860